CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 6,012,000	$ 4,247,000	$ 0
Costs and expenses
Cost of sales, exclusive of depreciation shown separately below	3,284,000	1,876,000	0
General and administrative expenses	37,191,000	36,640,000	8,003,000
Research and development	13,055,000	9,636,000	5,924,000
Depreciation expense	14,326,000	10,728,000	3,031,000
Other operating expenses	29,023,000	14,002,000	5,449,000
Total costs and expenses	96,879,000	72,882,000	22,407,000
Operating loss	(90,867,000)	(68,635,000)	(22,407,000)
Other income (expense), net
Finance costs, net	(652,000)	(9,738,000)	35,000
Change in fair value of financial instruments	58,311,000	17,983,000	9,637,000
Loss on extinguishment of debt	0	(37,216,000)	(9,240,000)
Other income, net	1,140,000	1,069,000	594,000
Total other income (expense), net	58,799,000	(27,902,000)	1,026,000
Loss before income tax	(32,068,000)	(96,537,000)	(21,381,000)
Income tax (expense) benefit	(4,573,000)	232,000	(148,000)
Net loss available to common stockholders	(36,641,000)	(96,305,000)	(21,529,000)
Other comprehensive loss
Foreign currency translation loss, net of tax	(226,000)	(86,000)	0
Comprehensive loss	$ (36,867,000)	$ (96,391,000)	$ (21,529,000)
Basic and diluted earnings per share
Basic loss per share for the period attributable to common stockholders (in dollars per share)	$ (0.44)	$ (5.78)	$ (1.34)
Basic weighted-average common shares outstanding (in shares)	83,188,276	16,655,634	16,029,826
Diluted loss per share for the period attributable to common stockholders (in dollars per share)	$ (0.66)	$ (5.78)	$ (1.34)
Diluted weighted-average common shares outstanding (in shares)	83,798,149	16,655,634	16,029,826